Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Accounting policies [line items]
Foreign exchange convenience rate	6.9931			6.9931
Unremitted insurance premiums	¥ 51,123	¥ 61,708		$ (7,311)
Restricted cash balance	29,683	29,883		4,245
Impairment loss	¥ 0	0	¥ 0
Valued added tax percentage	6.00%
Cash and cash equivalents and restricted cash	¥ 331,982	324,968	321,772	$ 47,474	$ 46,470	¥ 376,085
Cash equivalents due within three months	three months
Gain on government subsidies	¥ 2,974	8,155	11,945
Allowance for CECL of bank deposits	0	170	520
Advertising and marketing expenses	47,716	36,566	31,148
Impairment Of Intangible Assets Indefinite Lived	¥ 0	0	1,950
Maximum [Member] | Office Building [Member]
Accounting policies [line items]
Lessee operating lease term of contract	7 years			7 years
Minimum [Member] | Office Building [Member]
Accounting policies [line items]
Lessee operating lease term of contract	12 months			12 months
Board of Directors Chairman [Member] | Huiye Tianze and Its Subsidiaries [Member]
Accounting policies [line items]
Voting rights percentage	50.00%			50.00%
Currency risk [Member]
Accounting policies [line items]
Cash and cash equivalents and restricted cash	¥ 252,239	¥ 271,354	¥ 231,626